United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 03/31/2009

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       05/11/09
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 94
Form 13F Information Table Value Total: 115,161
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                               VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------            -------------  --------  ------- -------    -- --- ------  -------  ----      -----  ---

Accenture Ltd Cl A                   Common Stock   G1150G111      349     12,700SH     SOLE                 12,700
Bunge Limited                        Common Stock   G16962105      589     10,400SH     SOLE                 10,400
UTI Worldwide Inc                    Common Stock   G87210103      263     22,000SH     SOLE                 22,000
Noble Drilling Corp                  Common Stock   H5833N103      391     16,225SH     SOLE                 16,225
Teekay LNG Partners                  PRTNRSP UNITS  Y8564M105      203     12,085SH     SOLE                 12,085
AT&T Inc                             Common Stock   00206R102      329     13,046SH     SOLE                 13,046
Abbott Laboratories                  Common Stock   002824100      444      9,300SH     SOLE                  9,300
America Movil Sa L Adr               Sponsored ADR  02364W105      353     13,025SH     SOLE                 13,025
American Tower Corp Cl A             Common Stock   029912201      351     11,525SH     SOLE                 11,525
Apache Corp                          Common Stock   037411105      660     10,294SH     SOLE                 10,294
Apple Computer Inc                   Common Stock   037833100      474      4,505SH     SOLE                  4,505
Berkshire Hathaway Cl A              Common Stock   084670108   74,649        861SH     SOLE                    861
Berkshire Hathaway Cl B              Common Stock   084670207    1,100        390SH     SOLE                    390
Best Buy Co Inc                      Common Stock   086516101      245      6,462SH     SOLE                  6,462
CH Robinson Worldwide Inc            Common Stock   12541W209      566     12,400SH     SOLE                 12,400
CNOOC Ltd                            Sponsored ADR   126132109     270      2,686SH     SOLE                  2,686
CVS Corp                             Common Stock    126650100     282     10,250SH     SOLE                 10,250
Celgene Corp                         Common Stock    151020104     719     16,200SH     SOLE                 16,200
ChevronTexaco Corp.                  Common Stock    166764100     464      6,900SH     SOLE                  6,900
Cisco Systems Inc                    Common Stock   17275R102      772     46,030SH     SOLE                 46,030
Clorox Co                            Common Stock    189054109     324      6,300SH     SOLE                  6,300
Companhia Vale Do ADR                Sponsored ADR   204412209     198     14,917SH     SOLE                 14,917
ConocoPhillips                       Common Stock   20825C104      279      7,125SH     SOLE                  7,125
Constellation Brands Inc             Common Stock   21036P108      127     10,700SH     SOLE                 10,700
Corning Inc                          Common Stock    219350105     295     22,224SH     SOLE                 22,224
Danaher Corp                         Common Stock    235851102     679     12,525SH     SOLE                 12,525
Devon Energy Corp                    Common Stock   25179M103      235      5,248SH     SOLE                  5,248
Dominion Resources Inc               Common Stock   25746U109      308      9,950SH     SOLE                  9,950
Duke Energy Corp.                    Common Stock   26441C105      174     12,120SH     SOLE                 12,120
EMC Corp                             Common Stock    268648102     283     24,831SH     SOLE                 24,831
Ensco International Inc              Common Stock   26874Q100      264     10,000SH     SOLE                 10,000
Enterprise Products Partners         Unit Ltd Partn  293792107     820     36,850SH     SOLE                 36,850
Exelon Corporation                   Common Stock   30161N101      279      6,150SH     SOLE                  6,150
Exxon Mobil Corporation              Common Stock   30231G102    1,437     21,100SH     SOLE                 21,100
FedEx Corp                           Common Stock   31428X106      271      6,100SH     SOLE                  6,100
General Electric Co                  Common Stock    369604103     378     37,375SH     SOLE                 37,375
Gilead Sciences Inc                  Common Stock    375558103   1,001     21,600SH     SOLE                 21,600
Goldman Sachs Group Inc              Common Stock   38141G104      478      4,510SH     SOLE                  4,510
Grupo Televisa SA DE CV SPON ADR     Sp ADR Rep Ord 40049J206      154     11,299SH     SOLE                 11,299
Hewlett-Packard Co                   Common Stock    428236103     465     14,498SH     SOLE                 14,498
Infosys Technologies Ltd             Sponsored ADR   456788108     221      8,316SH     SOLE                  8,316
Intel Corp                           Common Stock    458140100     193     12,850SH     SOLE                 12,850
International Business Machines Corp Common Stock    459200101     562      5,800SH     SOLE                  5,800
iShares TIPS Bond Fund               Unit Trusts     464287176     288      2,800SH     SOLE                  2,800
iShares MSCI Emerging Markets Index FUnit Trusts     464287234     340     13,705SH     SOLE                 13,705
iShares MSCI EAFE Index Fund         Unit Trusts     464287465     316      8,400SH     SOLE                  8,400
iShares S&P Smallcap 600             Unit Trusts     464287804     583     16,020SH     SOLE                 16,020
Itau UniBanco Multiplo ADR           ADR Rep Units   465562106     510     46,840SH     SOLE                 46,840
J.P. Morgan Chase & Co               Common Stock   46625H100      581     21,847SH     SOLE                 21,847
Johnson & Johnson                    Common Stock    478160104     777     14,775SH     SOLE                 14,775
Kinder Morgan Energy Partners LP     Unit Ltd Partn  494550106     224      4,800SH     SOLE                  4,800
L-3 Communications Holdings Inc      Common Stock    502424104     803     11,850SH     SOLE                 11,850
Lowes Companies Inc                  Common Stock    548661107     229     12,525SH     SOLE                 12,525
Metlife Inc                          Common Stock   59156R108      307     13,467SH     SOLE                 13,467
Mettler Toledo Intl Inc              Common Stock    592688105     225      4,374SH     SOLE                  4,374
Microsoft Corp.                      Common Stock    594918104     439     23,916SH     SOLE                 23,916
Monsanto Co                          Common Stock   61166w101      553      6,650SH     SOLE                  6,650
Nike Inc                             Common Stock    654106103     491     10,475SH     SOLE                 10,475
Nobel Learning Communities Inc       Common Stock    654889104     208     17,709SH     SOLE                 17,709
Nokia Corporation                    Sponsored ADR   654902204     322     27,564SH     SOLE                 27,564
Noble Energy Inc                     Common Stock    655044105     391      7,250SH     SOLE                  7,250
Northern Trust Corp                  Common Stock    665859104     570      9,525SH     SOLE                  9,525
Oneok Partners LP                    Unit Ltd Partn 68268N103      447     11,000SH     SOLE                 11,000
Pepsico Inc.                         Common Stock    713448108     375      7,275SH     SOLE                  7,275
Petroleo Brasileiro Adr              Sponsored ADR  71654V408      523     17,150SH     SOLE                 17,150
Plains All American Pipeline LP      Unit Ltd Partn  726503105     210      5,700SH     SOLE                  5,700
Plains Exploration & Production Co   Common Stock    726505100     173     10,050SH     SOLE                 10,050
Powershs Water Resources Ptf         Unit Trusts    73935X575      156     13,075SH     SOLE                 13,075
Praxair Inc                          Common Stock   74005P104    1,279     19,000SH     SOLE                 19,000
Precision Castparts Corp             Common Stock    740189105     355      5,925SH     SOLE                  5,925
Procter & Gamble Co.                 Common Stock    742718109     793     16,842SH     SOLE                 16,842
Qualcomm Inc                         Common Stock    747525103     878     22,575SH     SOLE                 22,575
S&P DEP Receipts                     Unit Trusts    78462F103      942     11,841SH     SOLE                 11,841
SPDR Gold Trust                      Unit Trusts    78463V107      280      3,100SH     SOLE                  3,100
Schlumberger Ltd                     Common Stock    806857108     923     22,721SH     SOLE                 22,721
Symantec Corp                        Common Stock    871503108     248     16,600SH     SOLE                 16,600
Taiwan Semiconductor MFG Co LTD SPON Sponsored ADR   874039100     187     20,893SH     SOLE                 20,893
Take Two Interactive Software Inc    Common Stock    874054109     125     15,000SH     SOLE                 15,000
Target Corporation                   Common Stock   87612E106      421     12,250SH     SOLE                 12,250
Tata Motors LTD                      Sponsored ADR   876568502      67     13,612SH     SOLE                 13,612
Teva Pharmaceutical Ind              Sponsored ADR   881624209   1,386     30,768SH     SOLE                 30,768
Textron Incorporated                 Common Stock    883203101      71     12,450SH     SOLE                 12,450
Thermo Fisher Scientific             Common Stock    883556102     497     13,925SH     SOLE                 13,925
Thoratec Corp                        Common Stock    885175307   1,110     43,200SH     SOLE                 43,200
Thoratec July09 25 Put               Common Stock    885175307     103     36,000SH PUT
3M Company                           Common Stock   88579Y101      305      6,125SH     SOLE                  6,125
Union Pacific Corp                   Common Stock    907818108     317      7,700SH     SOLE                  7,700
Valero Energy Corp                   Common Stock   91913Y100      236     13,200SH     SOLE                 13,200
Varian Medical Systems Inc           Common Stock   92220P105      400     13,150SH     SOLE                 13,150
Verizon Communications               Common Stock   92343V104      225      7,452SH     SOLE                  7,452
Visa Inc.                            Common Stock   92826C839      299      5,375SH     SOLE                  5,375
Vodafone Group PLC                   Sponsored ADR  92857W209      372     21,330SH     SOLE                 21,330
Wells Fargo & Co.                    Common Stock    949746101     229     16,100SH     SOLE                 16,100
Windstream Corp                      Common Stock   97381W104      174     21,650SH     SOLE                 21,650